October 5, 2023

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Short-Term Tax-Exempt Bond Fund

File Nos. 033- 26431 and 811- 05750

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on September 29, 2023 of Registrant’s Post-Effective Amendment No. 65 under the Securities Act of 1933 and Amendment No. 67 under the Investment Company Act of 1940, as amended.

Sincerely,

/s/Courtney R. Taylor

Courtney R. Taylor

Secretary